                       MFS(R) Managed Sectors Fund
                        MFS(R) World Growth Fund
                        MFS(R) Cash Reserve Fund
                            MFS(R) Bond Fund
                   MFS(R) World Asset Allocation Fund
                      MFS(R) Limited Maturity Fund
                         MFS(R) Core Growth Fund
                 MFS(R) Municipal Limited Maturity Fund
                    MFS(R) Special Opportunities Fund
                     MFS(R) Government Mortgage Fund
                   MFS(R) Convertible Securities Fund
                    MFS(R) International Growth Fund
                          MFS(R) Blue Chip Fund
               MFS(R) International Growth and Income Fund
                   MFS(R) Science and Technology Fund
          MFS/Foreign & Colonial Emerging Markets Equity Fund
                        MFS(R) New Discovery Fund
                   MFS(R) Alabama Municipal Bond Fund
                 MFS(R) Research Growth and Income Fund
                   MFS(R) Arkansas Municipal Bond Fund
                        MFS(R) Equity Income Fund
                  MFS(R) California Municipal Bond Fund
                   MFS(R) Research International Fund
                   MFS(R) Florida Municipal Bond Fund
                      MFS(R) Strategic Growth Fund
                   MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Emerging Growth Fund
                   MFS(R) Maryland Municipal Bond Fund
                      MFS(R) Large Cap Growth Fund
                MFS(R) Massachusetts Municipal Bond Fund
                     MFS(R) Intermediate Income Fund
                 MFS(R) Mississippi Municipal Bond Fund
                         MFS(R) High Income Fund
                   MFS(R) New York Municipal Bond Fund
                    MFS(R) Municipal High Income Fund
                MFS(R) North Carolina Municipal Bond Fund
                        MFS(R) Money Market Fund
                 MFS(R) Pennsylvania Municipal Bond Fund
                   MFS(R) Government Money Market Fund
                MFS(R) South Carolina Municipal Bond Fund
                       MFS(R) Municipal Bond Fund
                  MFS(R) Tennessee Municipal Bond Fund
                       MFS(R) Mid Cap Growth Fund
                   MFS(R) Virginia Municipal Bond Fund
                        MFS(R) Total Return Fund
                MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Research Fund
                      MFS(R) Municipal Income Fund
                     MFS(R) World Total Return Fund
                    MFS(R) Union Standard Equity Fund
                          MFS(R) Utilities Fund
                    MFS(R) Growth Opportunities Fund
                        MFS(R) World Equity Fund
                    MFS(R) Government Securities Fund
                      MFS(R) World Governments Fund
               Massachusetts Investors Growth Stock Fund
                            MFS(R) Value Fund
                 MFS(R) Government Limited Maturity Fund
                      MFS(R) Strategic Income Fund
                     Massachusetts Investors Trust


                 Supplement to the Current Prospectus


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

            The date of this Supplement is October 1, 1997.

                   MFS(R) Managed Sectors Fund
              MFS(R) Municipal Limited Maturity Fund
                     MFS(R) Cash Reserve Fund
                 MFS(R) Government Mortgage Fund
                MFS(R) World Asset Allocation Fund
                MFS(R) Alabama Municipal Bond Fund
                    MFS(R) New Discovery Fund
               MFS(R) Arkansas Municipal Bond Fund
              MFS(R) Research Growth and Income Fund
              MFS(R) California Municipal Bond Fund
                    MFS(R) Equity Income Fund
                MFS(R) Florida Municipal Bond Fund
                   MFS(R) Strategic Growth Fund
                MFS(R) Georgia Municipal Bond Fund
                MFS(R) Research International Fund
               MFS(R) Maryland Municipal Bond Fund
                   MFS(R) Emerging Growth Fund
             MFS(R) Massachusetts Municipal Bond Fund
                   MFS(R) Large Cap Growth Fund
              MFS(R) Mississippi Municipal Bond Fund
                 MFS(R) Intermediate Income Fund
               MFS(R) New York Municipal Bond Fund
                     MFS(R) High Income Fund
            MFS(R) North Carolina Municipal Bond Fund
                MFS(R) Municipal High Income Fund
             MFS(R) Pennsylvania Municipal Bond Fund
                    MFS(R) Municipal Bond Fund
            MFS(R) South Carolina Municipal Bond Fund
                    MFS(R) Mid Cap Growth Fund
               MFS(R) Tennessee Municipal Bond Fund
                     MFS(R) Total Return Fund
               MFS(R) Virginia Municipal Bond Fund
                       MFS(R) Research Fund
             MFS(R) West Virginia Municipal Bond Fund
                  MFS(R) World Total Return Fund
                   MFS(R) Municipal Income Fund
                      MFS(R) Utilities Fund
                MFS(R) Union Standard Equity Fund
                     MFS(R) World Equity Fund
                 MFS(R) Growth Opportunities Fund
                  MFS(R) World Governments Fund
                MFS(R) Government Securities Fund
                        MFS(R) Value Fund
           Massachusetts Investors Growth Stock Fund
                   MFS(R) Strategic Income Fund
             MFS(R) Government Limited Maturity Fund
                     MFS(R) World Growth Fund
                 Massachusetts Investors Trust
                         MFS(R) Bond Fund
                 MFS(R) International Growth Fund
                   MFS(R) Limited Maturity Fund
           MFS(R) International Growth and Income Fund
                     MFS(R) Money Market Fund
      MFS/Foreign & Colonial Emerging Markets Equity Fund
               MFS(R) Government Money Market Fund



              SUPPLEMENT TO THE CURRENT PROSPECTUS


This supplement describes certain changes, effective immediately, to each Fund's Prospectus.


1. DEFINITION OF "DEALER". As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFS Fund Distributors, Inc. ("MFD"). The use of the defined term "dealer" does not mean or imply that any such financial intermediary necessarily is a "dealer" for purposes of any federal or state laws, rules or regulations or any self-regulatory organization's rules.


2. CHANGES TO SALES CHARGE WAIVER CATEGORIES. Appendix A to the Prospectus, which describes waivers of sales charges, is amended as follows:


          Wrap Account and Fund "Supermarket" Investments. The waiver category entitled "2. Wrap Account Investments" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

              2. Wrap Account and Fund "Supermarket" Investments Shares acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

3. RECEIPT OF PURCHASE AND REDEMPTION ORDERS. The Fund has authorized one or more brokers to receive purchase and redemption orders on behalf of the Fund. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at the net asset value of the Fund next computed after such orders are received by an authorized broker or the broker's authorized designee.

         The date of this Supplement is March 16, 1998.

                      MFS(R) Union Standard(R) Equity Fund
                      Supplement to the Current Prospectus


This Supplement describes certain changes, effective immediately, to the Fund's Prospectus.

              The initial sales charge on Class A shares will be waived on shares purchased using redemption proceeds from a separate institutional account of Connecticut General Life Insurance Company with respect to which MFS Institutional Advisors, Inc. acts as investment adviser. No commissions will be payable to any dealer, bank or other financial intermediary with respect to shares purchased in this manner.

                  The date of this Supplement is July 10, 1998.

                    MFS(R) Managed Sectors Fund
                   MFS(R) Limited Maturity Fund
                     MFS(R) Cash Reserve Fund
              MFS(R) Municipal Limited Maturity Fund
                MFS(R) Global Asset Allocation Fund
                  MFS(R) Government Mortgage Fund
                     MFS(R) New Discovery Fund
                 MFS(R) International Growth Fund
              MFS(R) Research Growth and Income Fund
            MFS(R) International Growth and Income Fund
                     MFS(R) Equity Income Fund
       MFS/Foreign & Colonial Emerging Markets Equity Fund
                MFS(R) Research International Fund
                MFS(R) Alabama Municipal Bond Fund
                   MFS(R) Strategic Growth Fund
                MFS(R) Arkansas Municipal Bond Fund
                    MFS(R) Emerging Growth Fund
               MFS(R) California Municipal Bond Fund
                   MFS(R) Large Cap Growth Fund
                MFS(R) Florida Municipal Bond Fund
                  MFS(R) Intermediate Income Fund
                MFS(R) Georgia Municipal Bond Fund
                      MFS(R) High Income Fund
                MFS(R) Maryland Municipal Bond Fund
                 MFS(R) Municipal High Income Fund
             MFS(R) Massachusetts Municipal Bond Fund
               MFS(R) High Yield Opportunities Fund
              MFS(R) Mississippi Municipal Bond Fund
                     MFS(R) Money Market Fund
                MFS(R) New York Municipal Bond Fund
                MFS(R) Government Money Market Fund
             MFS(R) North Carolina Municipal Bond Fund
                    MFS(R) Municipal Bond Fund
              MFS(R) Pennsylvania Municipal Bond Fund
                    MFS(R) Mid Cap Growth Fund
             MFS(R) South Carolina Municipal Bond Fund
                     MFS(R) Total Return Fund
               MFS(R) Tennessee Municipal Bond Fund
                       MFS(R) Research Fund
                MFS(R) Virginia Municipal Bond Fund
                  MFS(R) Global Total Return Fund
             MFS(R) West Virginia Municipal Bond Fund
                       MFS(R) Utilities Fund
                   MFS(R) Municipal Income Fund
                     MFS(R) Global Equity Fund
                 MFS(R) Growth Opportunities Fund
                  MFS(R) Global Governments Fund
                 MFS(R) Government Securities Fund
                 MFS(R) Capital Opportunities Fund
            Massachusetts Investors Growth Stock Fund
                   MFS(R) Strategic Income Fund
              MFS(R) Government Limited Maturity Fund
                     MFS(R) Global Growth Fund
                  Massachusetts Investors Trust
                         MFS(R) Bond Fund
                 MFS(R) Union Standard Equity Fund


              SUPPLEMENT TO THE CURRENT PROSPECTUS


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of H. D. Vest Investment Securities, Inc., the initial ticket charge of $15 with respect to purchases of shares of any MFS fund made through VESTADVISOR accounts. MFD will not incur such charge with respect to redemptions or repurchases of fund shares, exchanges of fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.


       The date of this Supplement is September 15, 1998.